STATEMENT OF OPERATIONS - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021		Dec. 31, 2021
OPERATING EXPENSES
General and administrative	$ 433,514	$ 2,205		$ 401,950
Franchise tax	7,800			20,800
Total expenses	441,314	2,205		422,750
LOSS FROM OPERATIONS	(441,314)	(2,205)		(422,750)
OTHER INCOME
Interest income	711			1,556
Total other income	711			1,556
NET LOSS	$ (440,603)	$ (2,205)		$ (421,194)
Weighted average shares outstanding of redeemable common stock	5,091,196			2,842,785
Basic and diluted net loss per share	$ (0.07)			$ 0.51
Weighted average shares outstanding of non-redeemable common stock	1,505,079	1,250,000	[1]	1,387,487
Basic and diluted net income (loss) per share, non-redeemable common stock	$ (0.07)			$ (1.34)

[1]	This number excludes up to 187,500 shares of common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters